UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: March 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	March 31, 2020

WESTERN ASSET

INTERMEDIATE-TERM

MUNICIPALS FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Intermediate-Term Municipals Fund for the twelve-month reporting period ended March 31, 2020. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

II	Western Asset Intermediate-Term Municipals Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with prudent investing.

We select securities primarily by identifying undervalued sectors and individual securities, while also selecting securities that we believe will benefit from changes in market conditions. Under normal circumstances, the Fund invests at least 80% of its assets in “municipal securities.” Municipal securities include debt obligations issued by any of the fifty states and certain other municipal issuers and their political sub-divisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, the income from which is exempt from regular federal income tax. The interest on municipal securities is exempt from regular federal income tax but may be subject to the federal alternative minimum tax (“AMT”). These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

Although the Fund may invest in securities of any maturity, the Fund normally maintains an average effective portfolio maturity of between three and ten years. The Fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated or we deemed to be unrated, securities we determined to be of comparable quality), but may invest up to 20% of its assets in below investment grade bonds, commonly referred to as “high yield” or “junk” bonds.

The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use derivatives and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique — to the extent consistent with its 80% policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening durationi) and for other purposes. The Fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	1

Fund overview (cont’d)

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets, in general, posted mixed results over the twelve-month reporting period ended March 31, 2020. Most spread sectors (non-Treasuries) lagged equal duration Treasuries amid periods of heightened volatility. This was driven by a number of factors, including extreme risk aversion as the COVID-19 pandemic escalated, sharply falling global growth, aggressive monetary policy accommodation from the Federal Reserve Board (the “Fed”)ii, trade conflicts and a number of geopolitical issues.

Both short- and long-term U.S. Treasury yields moved sharply lower during the reporting period. The yield for the two-year Treasury note began the reporting period at 2.27% and ended the period at 0.23%, the low for the period. The yield for the two-year Treasury note experienced a high of 2.41% on April 16, 2019. The yield for the ten-year Treasury began the reporting period at 2.41% and ended the period at 0.70%, the low for the reporting period. The yield for the ten-year Treasury peaked at 2.60% on April 16, 2019.

The municipal bond market posted a positive return but lagged its taxable bond counterpart during the twelve-month reporting period. Over that time, the Bloomberg Barclays Municipal Bond Indexiii and the Bloomberg Barclays U.S. Aggregate Indexiv returned 3.85% and 8.93%, respectively. Both the taxable and tax-free markets were supported by falling yields. While the municipal market generated positive returns during ten of the first eleven months of the reporting period, a portion of its gains were lost in March 2020. This setback was due to increased investor risk aversion, coupled with concerns about market liquidity and municipal finances.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund’s portfolio during the reporting period. We opportunistically increased the Fund’s duration. From a sector perspective, we increased the Fund’s allocations to the Leasing and Special Tax Obligation sectors, while reducing its exposures to the Health Care sector and Pre-Refundedv securities. In terms of the Fund’s quality biases, we generally favored lower tier investment-grade securities.

We employed the use of U.S. Treasury futures during the reporting period to manage duration. This strategy detracted from the Fund’s performance.

Performance review

For the twelve months ended March 31, 2020, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 0.54%. The Fund’s unmanaged benchmark, the Bloomberg Barclays 1-15 Year Municipal Bond Indexvi, returned 3.31% for the same period. The Lipper Intermediate Municipal Debt Funds Category Averagevii returned 2.13% over the same time frame.

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

2	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Performance Snapshot as of March 31, 2020 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Intermediate-Term Municipals Fund:
Class A	-2.76%	0.54%
Class C	-3.02%	-0.04%
Class I	-2.68%	0.70%
Class IS	-2.65%	0.61%
Bloomberg Barclays 1-15 Year Municipal Bond Index	0.31%	3.31%
Lipper Intermediate Municipal Debt Funds Category Average	-0.98%	2.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended March 31, 2020 for Class A, Class C, Class I, and Class IS shares were 1.84%, 1.39%, 2.06% and 2.14%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class I shares would have been 2.05%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2019, as supplemented August 13, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.61%, 1.19%, 0.46% and 0.38%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 1.35% for Class C shares, 0.43% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	3

Fund overview (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Effective April 1, 2020, the manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its overweight position to Pre-Refunded securities. Elsewhere, yield curveviii positioning was beneficial for results, particularly an overweight to the intermediate portion of the curve.

Q. What were the leading detractors from performance?

A. The largest detractor from the Fund’s relative performance during the reporting period was its duration positioning. Having a shorter duration than that of the benchmark detracted from performance as rates moved sharply lower during the twelve-month period.

In terms of sector positioning, overweights to the Industrial Revenue and Transportation sectors, along with security selection in the Leasing sector, were headwinds for results. Elsewhere, an overweight to BBB rated securities detracted from performance during the reporting period.

Thank you for your investment in Western Asset Intermediate-Term Municipals Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

April 30, 2020

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including

4	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

exchange- traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

A pre-refunded bond is a bond in which the original security has been replaced by an escrow, usually consisting of treasuries or agencies, which has been structured to pay principal and interest and any call premium, either to a call date (in the case of a pre-refunded bond), or to maturity (in the case of an escrowed to maturity bond).

vi	The Bloomberg Barclays 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

vii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended March 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 208 funds for the six-month period and among the 194 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

viii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	5

Fund at a glance† (unaudited)

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2020 and March 31, 2019 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

6	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-2.76%	$1,000.00	$972.40	0.60%	$2.96	Class A	5.00%	$1,000.00	$1,022.00	0.60%	$3.03
Class C	-3.02	1,000.00	969.80	1.16	5.71	Class C	5.00	1,000.00	1,019.20	1.16	5.86
Class I	-2.68	1,000.00	973.20	0.43	2.12	Class I	5.00	1,000.00	1,022.85	0.43	2.17
Class IS	-2.65	1,000.00	973.50	0.37	1.83	Class IS	5.00	1,000.00	1,023.15	0.37	1.87

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended March 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

8	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class I	Class IS
Twelve Months Ended 3/31/20	0.54%	-0.04%	0.70%	0.61%
Five Years Ended 3/31/20	1.78	1.20	1.96	N/A
Ten Years Ended 3/31/20	2.99	2.39	3.15	N/A
Inception* through 3/31/20	—	—	—	2.66

With sales charges[2]	Class A	Class C	Class I	Class IS
Twelve Months Ended 3/31/20	-1.78%	-0.04%	0.70%	0.61%
Five Years Ended 3/31/20	1.33	1.20	1.96	N/A
Ten Years Ended 3/31/20	2.75	2.39	3.15	N/A
Inception* through 3/31/20	—	—	—	2.66

Cumulative total returns
Without sales charges[1]
Class A (3/31/10 through 3/31/20)	34.25%
Class C (3/31/10 through 3/31/20)	26.67
Class I (3/31/10 through 3/31/20)	36.31
Class IS (Inception date of 9/18/18 through 3/31/20)	4.11

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.25%.

*	Inception dates for Class A, C, I and IS shares are November 28, 1988, December 19, 2001, September 28, 2007 and September 18, 2018, respectively.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested

Class A Shares of Western Asset Intermediate-Term Municipals Fund vs. Bloomberg Barclays 1-15 Year Municipal Bond Index and Lipper Intermediate Municipal Debt Funds Category Average† — March 2010 - March 2020

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of Western Asset Intermediate-Term Municipals Fund on March 31, 2010, assuming the deduction of the maximum initial sales charge of 2.25% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2020. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays 1-15 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Category Average. The Bloomberg Barclays 1-15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher), fixed-rate municipal bonds with maturities of one to fifteen years. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper Intermediate Municipal Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Schedule of investments

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.5%
Alabama — 1.7%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants, Series D	5.000%	10/1/22	$2,000,000	$2,157,600
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,427,920
Southeast Alabama Gas Supply District, Gas Supply Revenue	4.000%	6/1/24	25,125,000	26,015,179	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	6,500,000	6,207,695	(c)
Total Alabama				38,808,394
Alaska — 0.1%
Alaska State Housing Finance Corp.:
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,168,730
State Capital Project, Series B	4.000%	12/1/36	750,000	873,840
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	750,000	929,348
Total Alaska				2,971,918
Arizona — 2.4%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	795,298
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	965,719
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,215,520	(d)
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,241,640	(d)
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,697,400	(d)
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	8,177,120	(a)(b)(e)
Intel Corp. Project	5.000%	6/3/24	8,900,000	9,868,676	(a)(b)(e)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,614,438	(c)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,611,040
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,333,176	(e)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	5,001,545	(e)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,894,786	(e)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,732,208
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,268,882
Total Arizona				55,417,448

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	11

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value

California — 12.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$3,000,000	$3,351,240
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,671,408
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,538,476
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,250,535
Series A, Refunding	5.000%	5/1/29	1,255,000	1,425,680
Series A, Refunding	5.000%	5/1/30	1,700,000	1,929,755
Series A, Refunding	5.000%	5/1/31	1,850,000	2,098,455
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	5.810%	4/1/24	3,000,000	3,054,270	(a)(b)
San Francisco Bay Area, Series C-1, (SIFMA Municipal Swap Index Yield + 0.900%)	5.610%	5/1/23	30,000,000	30,220,500	(a)(b)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	1,000,000	1,218,560
UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	7,228,920
California State MFA Revenue:
Senior Lien, LINXS Apartment Project, Series A	5.000%	12/31/43	4,500,000	4,803,210	(e)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,975,652	(e)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	503,065	(e)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,644,640
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	8,190,000	8,288,280	(c)(e)
San Diego County Water Authority Desalination Project	5.000%	7/1/39	1,500,000	1,507,275	(c)

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/25	$4,000,000	$4,248,600
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,657,528
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,481,942
California State, GO:
Various Purpose, Refunding	5.000%	4/1/28	3,000,000	3,812,730
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	3,115,001
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,645,000	8,966,421	(c)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	5,781,300
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,440,850
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,067,010
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,366,816
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	6,260,550
Senior Proposition C, Series B	5.000%	7/1/35	7,485,000	9,340,307
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	3,690,000	4,622,057
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,145,180	(e)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,142,370	(e)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,918,375	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,202,800	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	2,031,610	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,523,179	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/37	1,775,000	2,114,717	(e)
Subordinated, Series C	5.000%	5/15/37	4,925,000	5,768,357	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	13

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series B, Refunding	5.000%	7/1/38	$5,525,000	$6,588,618
Series C	5.000%	7/1/36	6,450,000	7,840,297
Series C	5.000%	7/1/37	3,000,000	3,632,940
Metropolitan Water District of Southern California, Water Revenue:
Refunding	5.000%	1/1/37	1,785,000	2,234,874
Series B, Refunding	5.000%	1/1/38	3,015,000	3,756,569
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/27	10,000,000	10,195,900
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	1,200,000	1,142,412	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,875,000	2,264,231
Series B	6.125%	11/1/29	17,865,000	21,581,992
Northern California Power Agency Revenue, Lodi Energy Center, Series A	5.000%	6/1/20	2,000,000	2,008,100
Rancho, CA, Water District Financing Authority Revenue, Series A	4.000%	8/1/37	3,335,000	3,860,696
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,939,291
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	670,000	713,671
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,524,080	(f)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	7,757,125
Series A, Refunding	5.000%	10/1/37	1,500,000	1,852,680
Series A, Refunding	5.000%	10/1/43	3,000,000	3,638,250
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	8,211,625
Series A, Refunding	5.000%	8/1/35	3,115,000	3,836,309
Series A, Refunding	5.000%	8/1/36	1,000,000	1,226,950

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project, Refunding	5.250%	7/1/21	$1,000,000	$1,052,660	(g)
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,243,830
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,859,340
San Francisco City & County Airport Commission, San Francisco International Airport Revenue, Series A	5.000%	1/1/34	1,000,000	1,186,070	(e)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,315,320
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,861,867
Series 2018	5.000%	8/1/43	2,000,000	2,443,600
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	2,000,000	1,993,740
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	783,269
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,184,620
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,179,620
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	878,573
Total California				294,506,740
Colorado — 1.9%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	505,895
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	5,943,300
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,756,032	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	15

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding	5.000%	12/15/27	$255,000	$294,752
Series 2020, Refunding	5.000%	12/1/26	385,000	447,389	(d)
Series 2020, Refunding	5.000%	12/1/28	415,000	497,448	(d)
E-470 Public Highway Authority Revenue, CO:
Series C, Refunding	5.250%	9/1/25	7,105,000	7,210,581
Series C, Refunding	5.375%	9/1/26	3,000,000	3,044,940
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	11,875,000	12,704,825
Series 2008	6.250%	11/15/28	8,000,000	9,536,640
Regional Transportation District, CO, COP, Series A, Unrefunded	5.000%	6/1/25	865,000	870,259	(f)
Total Colorado				45,812,061
Connecticut — 1.2%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,318,740
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,267,040
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,867,500
Connecticut State, GO:
Series A	5.000%	4/15/28	3,700,000	4,517,663
Series A	5.000%	4/15/30	750,000	928,605
Series E	5.000%	10/15/34	2,900,000	3,396,915
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,171,155
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,546,020
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,793,978
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,525,182
Total Connecticut				29,332,798
Delaware — 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	5,219,445
District of Columbia — 1.3%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	300,000	287,709

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — continued
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	$500,000	$493,655
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	480,405
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,419,822
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,511,000
Series A	5.000%	3/1/38	7,425,000	9,535,408
Series A, Refunding	5.000%	3/1/39	2,500,000	3,198,975
District of Columbia Water & Sewer Authority Revenue:
Subordinated Lien, Series A	5.000%	10/1/37	1,290,000	1,628,805
Subordinated Lien, Series C	1.750%	10/1/24	4,250,000	4,181,490	(a)(b)
Total District of Columbia				29,737,269
Florida — 4.6%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	2,006,025	(e)
Series 2017	5.000%	10/1/42	1,500,000	1,701,735	(e)
Series A	5.000%	10/1/27	1,750,000	2,060,712	(e)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	10,155,000	12,852,777	(e)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,735,240
Series A, Refunding	5.000%	7/1/28	5,500,000	6,495,665
Series A, Refunding	5.000%	7/1/30	5,000,000	5,883,000
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,517,500
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,210,320
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	1,988,731
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	7,100,593
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	1,968,343	(c)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,207,760
Series A, Refunding	5.000%	10/1/27	3,000,000	3,298,230
Series A, Refunding	5.000%	10/1/28	1,000,000	1,095,940
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	5,164,437

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	17

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Lee County, FL, Airport Revenue:
Series A, Refunding, AGM	5.000%	10/1/21	$12,245,000	$12,283,817	(e)
Series A, Refunding, AGM	5.000%	10/1/22	8,000,000	8,088,320	(e)
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,428,880
Series B, Refunding	5.000%	7/1/25	3,730,000	4,274,841
Series B, Refunding	5.000%	7/1/26	1,700,000	1,946,806
Series B, Refunding	5.000%	7/1/27	2,350,000	2,686,990
Series B, Refunding	5.000%	7/1/28	1,000,000	1,140,740
Series B, Refunding	5.000%	7/1/30	2,500,000	2,830,925
Series B, Refunding	5.000%	7/1/31	2,750,000	3,107,995
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,225,204
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	760,673
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,206,708
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,113,208
Sterling Hill, FL, Community Development District, Special Assessment Revenue, Series B	5.500%	11/1/10	560,651	353,210	*(h)
Total Florida				108,735,325
Georgia — 1.2%
Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo, Series A, NATL	5.000%	12/1/20	1,860,000	1,865,896
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,770,235
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,711,794
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	929,760
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,647,275
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	2,023,920

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	$2,750,000	$3,019,747
Series B	5.000%	3/15/21	7,110,000	7,283,697
Series C	4.000%	9/1/26	2,125,000	2,215,228	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,215,080
Total Georgia				27,682,632
Illinois — 12.2%
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	1,870,000	1,897,695
Series C, Refunding	5.000%	12/1/24	2,500,000	2,558,675
Series C, Refunding	5.000%	12/1/25	1,000,000	1,026,070
Chicago, IL, Board of Education, Special Tax Revenue:
Dedicated Capital Improvement	5.000%	4/1/36	1,270,000	1,297,318
Dedicated Capital Improvement	5.000%	4/1/37	1,400,000	1,427,076
Dedicated Capital Improvement	5.000%	4/1/42	1,700,000	1,713,957
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	720,000	746,150
Series 2005D, Refunding	5.500%	1/1/34	3,180,000	3,311,493
Series A	5.000%	1/1/40	7,075,000	7,155,443
Series A	5.000%	1/1/44	2,200,000	2,209,460
Series A, Refunding	5.000%	1/1/25	4,000,000	4,112,480
Series A, Refunding	5.000%	1/1/26	1,250,000	1,290,675
Series A, Refunding	5.000%	1/1/27	2,250,000	2,331,900
Series A, Refunding	5.000%	1/1/34	2,350,000	2,381,043
Series B	5.500%	1/1/30	3,975,000	4,160,434
Series B, Refunding	5.500%	1/1/31	2,000,000	2,089,920
Series B, Refunding	5.500%	1/1/32	2,000,000	2,087,200
Series C, Refunding	5.000%	1/1/25	2,765,000	2,842,752
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,406,159
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,450,478
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,545,218
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,617,033
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,782,743
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,865,276

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	19

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series B, Green Bond	5.000%	12/1/32	$1,735,000	$1,958,884
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,053,124
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,151,042
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	7,445,000	8,612,748
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,309,688
Series A, Refunding	5.000%	1/1/33	2,000,000	2,202,300	(e)
Series B, Refunding	5.000%	1/1/33	4,500,000	5,012,505
Series B, Refunding	5.000%	1/1/34	10,505,000	11,686,392
Series C	5.000%	1/1/30	6,010,000	6,640,509	(e)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,632,810	(e)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,809,193
Second Lien	5.000%	1/1/31	1,500,000	1,656,390
Second Lien	5.000%	1/1/32	1,000,000	1,101,220
Second Lien	5.000%	1/1/33	1,035,000	1,138,190
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,684,480
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	2,008,268
Second Lien Project	5.000%	11/1/31	2,000,000	2,247,380
Second Lien Project	5.000%	11/1/33	1,500,000	1,680,660
Second Lien Project	5.000%	11/1/34	1,000,000	1,119,050
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,454,260
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,223,800
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	677,413
Property Tax	5.000%	1/1/30	885,000	1,085,479
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	765,058
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,714,600
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	9,122,400
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	10,820,405
Illinois State Toll Highway Authority Revenue:
Series C, Refunding	5.000%	1/1/25	8,450,000	9,706,515

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series C, Refunding	5.000%	1/1/26	$12,000,000	$14,047,800
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	594,997
Series A, Refunding, AGM	5.000%	4/1/28	475,000	574,508
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,224,340
Series 2016	5.000%	1/1/35	4,665,000	4,749,996
Series 2016, Refunding	5.000%	2/1/26	9,620,000	10,126,493
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,277,726
Series A	5.000%	12/1/42	4,745,000	4,775,463
Series A, Refunding	5.000%	10/1/27	12,805,000	13,476,238
Series A, Refunding	5.000%	10/1/28	4,000,000	4,191,920
Series B, Refunding	5.000%	10/1/27	3,000,000	3,157,260
Series C	5.000%	11/1/29	2,800,000	2,902,592
Series D	5.000%	11/1/26	2,750,000	2,890,552
Series D	5.000%	11/1/27	2,750,000	2,865,830
Series D	5.000%	11/1/28	3,750,000	3,897,712
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	913,848
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Refunding	5.000%	12/15/28	2,000,000	2,051,260
McCormick Place Expansion Project, Refunding	5.000%	12/15/30	625,000	637,006
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,500,000	13,241,255
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	14,000,000	13,802,880
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	16,826,856
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	1,750,000	2,021,740
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,405,575
Series C, Refunding	5.000%	3/15/26	1,800,000	2,020,824
Total Illinois				287,256,082

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	21

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 2.0%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	$2,750,000	$2,878,672	(a)(b)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	2,500,000	2,495,175	(a)(b)
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,908,820
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,596,720
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	11,300,000	12,746,626
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	5,233,410	(e)
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	2,900,000	3,316,585	(e)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	700,000	712,285	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,100,720
Total Indiana				46,989,013
Iowa — 0.2%
Iowa State Finance Authority Health Care Facilities Revenue:
Genesis Health System	5.000%	7/1/20	2,500,000	2,522,450
Genesis Health System, Unrefunded	5.000%	7/1/21	1,145,000	1,155,591
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	1,850,000	1,736,743
Total Iowa				5,414,784
Kansas — 0.0%
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	872,859
Kentucky — 2.2%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	5,078,750	(a)(b)(e)
Carroll County, KY, Pollution Control Revenue, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	6,094,560	(a)(b)

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	$11,000,000	$11,164,670	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	13,750,275	(a)(b)
Kentucky State Property & Building Commission Revenue, Project No.122, Series A	4.000%	11/1/37	1,250,000	1,383,712
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,768,752
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,227,320
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,266,245	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,682,300	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,708,544
Series B, Refunding	5.000%	1/1/24	1,350,000	1,519,317
Series B, Refunding	5.000%	1/1/27	650,000	783,361
Total Kentucky				52,427,806
Louisiana — 1.0%
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	5,053,265	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,889,350
Refunding, AGM	5.000%	12/1/29	2,000,000	2,365,760
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,116,000	(a)(b)
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,024,975	(a)(b)
Total Louisiana				23,449,350
Maryland — 0.5%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	1,750,000	1,958,478
Series A	4.000%	7/1/44	3,250,000	3,651,407
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	716,256

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	23

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	$1,400,000	$1,685,026
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,848,127
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,189,400
Total Maryland				11,048,694
Massachusetts — 1.9%
Berkshire, MA, Wind Power Cooperative Corp. Revenue:
Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/29	500,000	617,340
Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/30	440,000	537,808
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,264,010
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,519,180
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,256,030
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,205,311
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,513,226
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,363,020
Foxborough Regional Charter, Refunding	5.000%	7/1/37	1,000,000	1,103,130
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	5,230,520	(a)(b)
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,746,195
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,518,749
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,150,966
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,582,699
Massachusetts State HEFA Revenue, UMass Memorial Health Care Inc., Series G	5.000%	7/1/20	2,500,000	2,521,175
Massachusetts State Port Authority Revenue, Series A	5.000%	7/1/33	4,880,000	6,032,997	(e)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,804,090
Total Massachusetts				44,966,446

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 3.3%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	$2,000,000	$2,218,820
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,493,087
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	9,158,072
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,334,570
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	7,780,000	7,853,988	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,215,560
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,282,220
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,759,680
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,723,995
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	13,282,500
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,201,131
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	803,782
Trinity Health Corp., Series A, Prerefunded	5.000%	12/1/27	40,000	40,945	(f)
Trinity Health Corp., Series A, Unrefunded	5.000%	12/1/27	4,460,000	4,562,803
Michigan State Finance Authority, Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,631,892
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,660,940	(a)(b)(e)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,787,960	(e)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,405,045

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	25

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan Senate Offices Project, Series A	5.000%	10/15/31	$1,640,000	$1,925,901
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,321,894
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,165,700
Total Michigan				77,830,485
Mississippi — 0.3%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	7,217,940	(a)(b)
Missouri — 0.5%
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,727,100	(e)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,567,960	(e)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,707,150	(e)
Kansas City, MO, Industrial Development Authority, Senior Living Facilities Revenue, Kingswood Project, Refunding	5.750%	11/15/36	1,460,000	1,021,474	*(c)(i)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,700,000	1,789,862
Total Missouri				12,813,546
Nebraska — 0.2%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	4,500,000	5,344,560
Nevada — 0.3%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	6,193,000
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,449,480	(a)(b)(e)
New Jersey — 7.2%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,120,910
Refunding, AGM	5.000%	11/1/27	1,500,000	1,673,730
Refunding, AGM	5.000%	11/1/29	1,500,000	1,664,775
Refunding, AGM	5.000%	11/1/31	1,000,000	1,107,560

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	$2,000,000	$2,364,860
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,523,696
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,821,523
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,199,820
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,209,070
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,607,437
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,058,400
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	6.310%	3/1/28	20,000,000	20,186,400	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,247,328
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	12,267,941
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	11,460,838
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,087,810
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,132,660
New Jersey State EDA, Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,193,470
New Jersey State EDA, Special Facilities Revenue:
New Jersey American Water Co., Series C, Refunding	5.100%	6/1/23	6,075,000	6,106,468	(e)
New Jersey American Water Co., Series E, Refunding	4.700%	12/1/25	6,750,000	6,875,280	(e)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,700,000	1,842,392	(e)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,623,869
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,211,420
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,300,284

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	27

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	$1,500,000	$1,634,235
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,203,170
Transportation Program, Series A, Refunding	5.000%	12/15/26	3,000,000	3,283,590
Transportation Program, Series BB	4.000%	6/15/36	3,750,000	3,749,475
Transportation System, Series A, Refunding	5.000%	12/15/27	10,000,000	11,043,100
Transportation System, Series B	5.250%	6/15/24	7,000,000	7,350,350	(f)
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	10,450,530
Series A, Refunding	5.000%	1/1/33	10,230,000	11,860,764
Series G, Refunding	5.000%	1/1/35	4,345,000	5,212,653
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,534,408
Series A, Refunding	5.000%	6/1/36	3,000,000	3,249,840
Township of Florence, NJ, Series A	1.750%	1/15/21	2,000,000	2,008,600
Total New Jersey				170,468,656
New Mexico — 0.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, Refunding, AMBAC	5.250%	10/1/21	1,100,000	1,168,618
Farmington, NM, PCR:
Arizona Public Service Co., Series B, Refunding	4.700%	9/1/24	16,000,000	16,252,960
Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	1,910,432	(a)(b)
Total New Mexico				19,332,010
New York — 7.7%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	12,037,300	(j)
Long Island, NY, Power Authority, Series B, Refunding	5.000%	9/1/32	5,820,000	6,889,425
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam at Harborside, Series A	5.875%	1/1/23	605,594	584,901
Amsterdam at Harborside, Series C	2.000%	1/1/49	106,540	15,981
New York City, NY, GO:
Subseries D-1	5.000%	3/1/37	6,500,000	8,194,875

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Subseries D-1	5.000%	3/1/38	$6,000,000	$7,532,220
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,691,080
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,894,500
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,621,200
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	3,160,750
New York State Dormitory Authority, Sales Tax Revenue:
Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	9,428,988
State Supported, Series A	5.000%	3/15/40	6,000,000	7,177,140
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	9,565,000	11,741,133
Series A	5.000%	2/15/43	5,810,000	6,742,737
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,155,900	(c)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	5,327,190
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,483,502
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	295,353
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,494,875
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,986,840
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	710,000	708,431	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,738,125	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	29

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	$13,335,000	$13,644,239	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,155,360	(e)
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	3,885,000	3,874,744	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,434,057	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,034,330	(e)
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,620,300	(e)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,622,550	(e)
Series 194, Refunding	5.000%	10/15/33	10,000,000	11,526,100
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal, LLC Project	5.000%	12/1/20	700,000	708,323
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	2,962,215
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/37	1,375,000	1,733,297	(d)
Rensselaer Polytechnical Institute Project, Series A, Refunding	5.000%	9/1/30	3,000,000	3,041,970
Troy, NY, Capital Resource Corp., Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	632,575	(d)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,407,970
Total New York				181,300,476
North Carolina — 1.1%
Charlotte, NC, COP, Series P	5.000%	6/1/44	2,380,000	2,898,578
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,361,360
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,843,785
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,226,630
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,672,155

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Limited Obligation Revenue:
Series A	5.000%	5/1/31	$4,215,000	$5,424,789
Series A	5.000%	5/1/32	2,000,000	2,567,340
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	350,000	394,254
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,490,000
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	564,310
Wake County, NC, Limited Obligation	4.000%	9/1/38	3,605,000	4,188,253
Total North Carolina				26,631,454
Ohio — 0.9%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,832,075
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,568,663
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, Refunding	5.000%	6/1/34	1,000,000	1,235,610
Series A-2, Refunding	5.000%	6/1/35	1,000,000	1,231,060
Series A-2, Refunding	5.000%	6/1/36	750,000	920,123
Series B-2, Refunding	5.000%	6/1/55	4,500,000	3,999,375
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	3,350,000	3,928,578
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	4,250,000	3,979,360	(a)(b)(e)
Ohio State Higher Educational Facility Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,183,920
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	898,608	(e)
Total Ohio				21,777,372
Oklahoma — 0.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	1,081,384	2,703	*(i)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	31

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oregon — 1.1%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/30	$3,170,000	$3,832,784
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/36	2,000,000	2,378,960
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	2,000,000	1,376,940
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/20	5,000,000	5,016,100
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,551,774
Port of Portland, OR, Airport Revenue, Series 24B	5.000%	7/1/42	1,530,000	1,737,560	(e)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood School Board Guaranty	5.000%	6/15/32	1,250,000	1,549,462
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,701,100
Total Oregon				25,144,680
Pennsylvania — 3.1%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	420,756
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	390,701
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,780,129
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/25	2,000,000	2,147,400
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/26	2,500,000	2,664,150
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	1,000,000	1,061,850
Penn State Health	4.000%	11/1/35	2,000,000	2,277,240
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,505,410

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Economic Development Financing Authority:
Solid Waste Disposal Revenue, Republic Services Inc. Project	1.180%	7/1/20	$6,885,000	$6,885,000	(a)(b)
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,750,000	1,691,060	(a)(b)(e)
Pennsylvania State Higher EFA Revenue, UPMC, Series E	5.000%	5/15/31	9,200,000	9,236,892
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.250%	12/1/31	6,750,000	7,222,095	(f)
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,453,258	(e)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,835,364	(e)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	4,572,575
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,652,573
Series B	5.000%	2/1/36	1,500,000	1,884,810
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,662,596
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,640,061
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,875,420
Total Pennsylvania				73,859,340
Puerto Rico — 2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	11,600,000	11,049,000
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	1,750,000	1,242,500	*(i)
Series A	5.050%	7/1/42	950,000	674,500	*(i)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	2,456,600	*(i)
Series TT	5.000%	7/1/37	4,775,000	3,390,250	*(i)
Series WW	5.500%	7/1/38	800,000	572,000	*(i)
Series XX	5.250%	7/1/40	3,250,000	2,315,625	*(i)
Series ZZ, Refunding	5.000%	7/1/18	250,000	174,062	*(h)
Series ZZ, Refunding	5.250%	7/1/25	370,000	263,625	*(i)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	33

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$3,680,000	$2,806,626
Restructured, Series A-1	4.750%	7/1/53	1,850,000	1,746,696
Restructured, Series A-1	5.000%	7/1/58	7,005,000	6,829,525
Restructured, Series A-2	4.329%	7/1/40	2,170,000	1,998,765
Restructured, Series A-2A	4.550%	7/1/40	13,800,000	12,993,114
Total Puerto Rico				48,512,888
Rhode Island — 0.3%
Providence, RI, Public Building Authority, General Revenue, Series A, NATL	5.375%	12/15/21	120,000	120,369
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,835,525
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,256,960
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,763,204
Total Rhode Island				6,976,058
South Carolina — 0.5%
SCAGO, SC, Educational Facilities Corp. for
Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	4,082,085
Refunding	5.000%	12/1/30	2,250,000	2,618,730
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,377,393	(e)
Series 2018	5.000%	7/1/37	2,000,000	2,363,480	(e)
Total South Carolina				12,441,688
Tennessee — 4.1%
Memphis-Shelby County, TN, Airport Authority Revenue:
Series C	5.000%	7/1/20	6,390,000	6,451,727	(e)
Series C	5.000%	7/1/21	4,795,000	5,027,749	(e)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	3,200,000	3,834,944
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,797,630

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	$1,500,000	$1,720,770	(e)
Series B	5.000%	7/1/26	1,750,000	2,045,278	(e)
Tennessee State Energy Acquisition Corp., Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	9,363,240	(a)(b)
Series A	5.250%	9/1/20	31,000,000	31,291,090
Series A	5.250%	9/1/24	6,885,000	7,492,395
Series C	5.000%	2/1/24	25,000,000	26,634,000
Total Tennessee				95,658,823
Texas — 11.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	786,299
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,100,233
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	839,216
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	4,192,387
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	3,038,463	(e)
Series B	5.000%	11/15/30	5,640,000	6,913,681	(e)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,891,260
GO	5.000%	2/15/30	2,000,000	2,514,900
GO	5.000%	2/15/31	2,250,000	2,818,462
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	10,551,000
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	10,518,200
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,865,300
Series A, Refunding	5.000%	12/1/35	5,000,000	5,904,300
Series A, Refunding	5.000%	12/1/36	4,250,000	5,011,090
El Paso, TX, GO:
Series A, Refunding	5.000%	8/15/30	1,000,000	1,291,750
Series A, Refunding	5.000%	8/15/31	1,250,000	1,605,563

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	35

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Series A, Refunding	5.000%	8/15/32	$1,000,000	$1,278,110
Series A, Refunding	5.000%	8/15/33	1,000,000	1,271,650
Series A, Refunding	4.000%	8/15/34	1,000,000	1,178,010
Tax and Revenue Certificates of Obligation	5.000%	8/15/30	1,040,000	1,343,420
Tax and Revenue Certificates of Obligation	5.000%	8/15/31	860,000	1,104,627
Tax and Revenue Certificates of Obligation	5.000%	8/15/32	1,000,000	1,278,110
Tax and Revenue Certificates of Obligation	5.000%	8/15/33	1,000,000	1,271,650
Tax and Revenue Certificates of Obligation	4.000%	8/15/34	500,000	589,005
Tax and Revenue Certificates of Obligation	4.000%	8/15/35	1,445,000	1,694,320
Frisco, TX, Independent School District, Series D, Refunding, PSF-GTD	4.000%	8/15/42	1,100,000	1,278,706
Galveston, TX, Wharves & Terminal Revenue:
Refunding	5.000%	2/1/22	2,055,000	2,114,801
Refunding	5.000%	2/1/26	2,000,000	2,020,500
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/49	9,500,000	10,442,495
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	2,874,150	(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	738,930
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	10,374,210
Houston, TX, Public Improvement Project, Series A, Refunding	5.000%	3/1/31	10,535,000	13,373,656
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,500,000	1,494,855	(e)
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,484,565	(e)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,094,958	(e)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,633,467	(e)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	2,014,317
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,172,420
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,798,850
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,796,650

See Notes to Financial Statements.

36	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Hurst-Euless-Bedford, TX, Independent School District, GO, PSF-GTD	4.000%	8/15/41	$1,000,000	$1,166,990
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,439,350	(e)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,736,667	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	8,780,000	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,205,000	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	252,923
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,886,775
First Tier, Series A, Refunding	5.000%	1/1/34	700,000	957,691
First Tier, Series A, Refunding	5.000%	1/1/35	400,000	552,360
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	602,570
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,559,084
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	19,748,113
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,455,280
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,304,125	(e)
Series A, Refunding	5.000%	10/1/37	3,425,000	4,195,385	(e)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,270,980	(e)
Prosper, TX, ISD, Unlimited Tax School Building, PSF-GTD	5.000%	2/15/41	3,290,000	4,132,931
SA Energy Acquisition PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,073,960
Socorro, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/41	5,200,000	6,282,536
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	2,110,903
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	1,890,000	2,013,719
Texas Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	2,000,000	2,368,860

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	37

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Refunding	4.000%	2/1/36	$2,325,000	$2,743,872
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	20,920,000	23,056,350
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/20	5,750,000	5,833,547
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,415,084
Total Texas				263,703,591
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,444,689
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	3,565,000	3,509,457
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	750,000	708,788
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,650,000	3,519,622
Total U.S. Virgin Islands				9,182,556
Utah — 0.4%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,451,470	(e)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,492,412
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	2,026,087
Series 2019	4.000%	10/15/33	600,000	579,978
Series 2019	4.000%	10/15/36	1,000,000	954,170
Total Utah				8,504,117
Vermont — 0.1%
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,219,460
Virginia — 1.2%
Hampton Roads, VA, Transportation Accountability Commission, Intermediate Lien, Series A	5.000%	7/1/22	5,000,000	5,433,850

See Notes to Financial Statements.

38	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	$1,500,000	$1,675,110
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,813,434	(e)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,687,572	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	2,987,725	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	3,987,142	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	3,290,000	3,381,298	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	4,829,908	(e)
Total Virginia				28,796,039
Washington — 1.9%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,871,950
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	10,019,970
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	11,766,000
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,896,217	(e)
Series 2019	5.000%	4/1/32	2,775,000	3,412,695	(e)
Series A	5.000%	5/1/36	4,000,000	4,646,200	(e)
Port of Seattle, WA, Revenue, Series B, Refunding	5.000%	9/1/24	2,300,000	2,416,403	(e)
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	3,402,773	(a)(b)
Total Washington				45,432,208
West Virginia — 0.5%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	6,500,000	6,633,705	(a)(b)(e)
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,705,575	(a)(b)
Total West Virginia				11,339,280

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	39

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 1.1%
Central Brown County, WI, Water Authority
System Revenue:
Series A, Refunding	5.000%	11/1/31	$2,510,000	$2,875,908
Series A, Refunding	5.000%	11/1/32	2,000,000	2,288,720
Series A, Refunding	5.000%	11/1/33	2,000,000	2,284,920
Series A, Refunding	5.000%	11/1/34	2,000,000	2,282,080
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	2,758,280	(c)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,500,000	1,443,555	(c)
Fellowship Senior Living Project, Series A, Refunding	5.000%	1/1/35	3,345,000	3,557,039
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	8,451,030
Total Wisconsin				25,941,532
Total Municipal Bonds (Cost — $2,241,141,919)				2,297,723,006
Collateralized Mortgage Obligations (k) — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	6,994,621	7,022,040	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	3,934,474	3,949,897	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $10,929,095)				10,971,937

			Shares
Statutory Trust Certificates — 0.0%
CMS Liquidating Trust (Cost—$989,420)			200	379,046	*(l)(m)
Total Investments before Short-Term Investments (Cost — $2,253,060,434)				2,309,073,989

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.3%
Municipal Bonds — 1.3%
California — 0.0%
California Statewide CDA, MFH Revenue, David Avenue Apartments, Series WW, LIQ - FHLMC	5.020%	12/1/42	480,000	480,000	(e)(n)(o)

See Notes to Financial Statements.

40	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — 0.0%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	1.100%	5/1/24	$300,000	$300,000	(e)(n)(o)
Illinois — 0.1%
Illinois State Finance Authority Revenue:
University of Chicago Medical Center, Series B, LOC - Wells Fargo Bank N.A.	0.750%	8/1/44	1,600,000	1,600,000	(n)(o)
University of Chicago Medical Center, Series E-1, LOC - Wells Fargo Bank N.A.	0.750%	8/1/43	1,000,000	1,000,000	(n)(o)
Total Illinois				2,600,000
Indiana — 0.1%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, LOC - Wells Fargo Bank N.A.	0.750%	11/1/39	2,000,000	2,000,000	(n)(o)
Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.750%	11/1/39	800,000	800,000	(n)(o)
Total Indiana				2,800,000
Maryland — 0.1%
Maryland State HEFA Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	0.650%	7/1/41	2,200,000	2,200,000	(n)(o)
Michigan — 0.1%
University of Michigan Revenue, Series D-1	0.550%	12/1/24	1,950,000	1,950,000	(n)(o)
Missouri — 0.0%
Missouri State HEFA Revenue, St. Louis University, Series B, LOC - U.S. Bank N.A.	1.100%	10/1/24	400,000	400,000	(n)(o)
New York — 0.7%
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.650%	11/1/31	4,975,000	4,975,000	(n)(o)
New York City, NY, GO:
Subordinated, Subseries I-4, LOC - TD Bank N.A.	0.650%	4/1/36	1,200,000	1,200,000	(n)(o)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.700%	4/1/42	725,000	725,000	(n)(o)
Subseries G-7, LOC - Bank of Tokyo- Mitsubishi UFJ	0.700%	4/1/42	200,000	200,000	(n)(o)
Subseries J-6, LOC - Landesbank Hessen- Thueringen	0.730%	8/1/24	200,000	200,000	(n)(o)
New York City, NY, HDC, Multi-Family Mortgage Revenue, Parkview II Apartments, Series A, LOC - Citibank N.A.	4.050%	12/1/37	200,000	200,000	(e)(n)(o)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	41

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, HDC, Multi-Family Rental Housing Revenue, Related West 89th St. Development, Series A, LIQ - FNMA, LOC - FNMA	4.950%	11/15/29	$700,000	$700,000	(e)(n)(o)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, SPA - Bank of America N.A.	0.750%	6/15/33	3,235,000	3,235,000	(n)(o)
Second General Resolution, Series AA-2, SPA - PNC Bank N.A.	1.050%	6/15/48	100,000	100,000	(n)(o)
New York State HFA Revenue:
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thueringen	0.750%	11/1/46	400,000	400,000	(n)(o)
160 Madison Avenue, Series B, LOC - Landesbank Hessen-Thueringen	0.800%	11/1/46	250,000	250,000	(n)(o)
505 West 37th Street Housing, Series B, LOC - Landesbank Hessen-Thueringen	0.750%	5/1/42	1,500,000	1,500,000	(n)(o)
55 West 25th Street Housing, Series A, LOC - FNMA	3.000%	11/15/38	300,000	300,000	(e)(n)(o)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	4.500%	3/15/33	100,000	100,000	(n)(o)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.700%	1/1/32	2,200,000	2,200,000	(n)(o)
Subseries B-2, Refunding, LOC - Citibank N.A.	0.700%	1/1/32	100,000	100,000	(n)(o)
Total New York				16,385,000
North Carolina — 0.0%
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - Landesbank Hessen-Thueringen	0.800%	2/15/31	250,000	250,000	(n)(o)
Oregon — 0.1%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System, Series A, LOC - U.S. Bank N.A.	4.500%	6/1/37	200,000	200,000	(n)(o)

See Notes to Financial Statements.

42	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Oregon State Facilities Authority:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.050%	8/1/34	$800,000	$800,000	(n)(o)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.650%	8/1/34	1,000,000	1,000,000	(n)(o)
Total Oregon				2,000,000
Pennsylvania — 0.0%
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	4.500%	12/1/39	600,000	600,000	(n)(o)
Texas — 0.0%
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System, Series A-1, Refunding	0.750%	12/1/41	350,000	350,000	(n)(o)
Methodist Hospital System, Series A-2, Refunding	0.750%	12/1/41	200,000	200,000	(n)(o)
Total Texas				550,000
Utah — 0.1%
Utah County, UT, Hospital Revenue, Series C, SPA - TD Bank N.A.	0.750%	5/15/58	1,300,000	1,300,000	(n)(o)
Vermont — 0.0%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, Series A, LOC - TD Bank N.A.	0.820%	10/1/38	100,000	100,000	(n)(o)
Wisconsin — 0.0%
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	0.850%	4/1/48	100,000	100,000	(n)(o)
Total Short-Term Investments (Cost — $32,015,000)				32,015,000
Total Investments — 99.3% (Cost — $2,285,075,434)				2,341,088,989
Other Assets in Excess of Liabilities — 0.7%				15,519,094
Total Net Assets — 100.0%				$2,356,608,083

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	43

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(h)	The maturity principal is currently in default as of March 31, 2020.

(i)	The coupon payment on these securities is currently in default as of March 31, 2020.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).
(m)	Security is valued using significant unobservable inputs (Note 1).

(n)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

44	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Western Asset Intermediate-Term Municipals Fund

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PFC	— Public Facilities Corporation

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

SCAGO	— South Carolina Association of Government Organizations

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

UPMC	— University of Pittsburgh Medical Center

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	45

Schedule of investments (cont’d)

March 31, 2020

Western Asset Intermediate-Term Municipals Fund

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	396	6/20	$83,887,634	$87,862,500	$(3,974,866)

See Notes to Financial Statements.

46	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Statement of assets and liabilities

March 31, 2020

Assets:
Investments, at value (Cost — $2,285,075,434)	$2,341,088,989
Cash	12,839
Interest receivable	27,345,064
Receivable for Fund shares sold	5,233,610
Receivable from broker — variation margin on open futures contracts	1,287,000
Other assets	458
Prepaid expenses	79,807
Total Assets	2,375,047,767

Liabilities:
Payable for securities purchased	9,376,514
Payable for Fund shares repurchased	7,522,353
Investment management fee payable	703,689
Distributions payable	270,115
Service and/or distribution fees payable	234,053
Trustees’ fees payable	17,833
Accrued expenses	315,127
Total Liabilities	18,439,684
Total Net Assets	$2,356,608,083

Net Assets:
Par value (Note 7)	$3,797
Paid-in capital in excess of par value	2,402,454,073
Total distributable earnings (loss)	(45,849,787)
Total Net Assets	$2,356,608,083

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	47

Statement of assets and liabilities (cont’d)

March 31, 2020

Net Assets:
Class A	$632,179,833
Class C	$228,450,095
Class I	$1,250,987,824
Class IS	$244,990,331

Shares Outstanding:
Class A	101,857,271
Class C	36,757,453
Class I	201,594,606
Class IS	39,448,469

Net Asset Value:
Class A (and redemption price)	$6.21
Class C (and redemption price)	$6.22
Class I (and redemption price)	$6.21
Class IS (and redemption price)	$6.21
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.35

See Notes to Financial Statements.

48	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Statement of operations

For the Year Ended March 31, 2020

Investment Income:
Interest	$84,901,716

Expenses:
Investment management fee (Note 2)	9,951,668
Service and/or distribution fees (Notes 2 and 5)	3,135,116
Transfer agent fees (Note 5)	1,781,986
Registration fees	154,742
Legal fees	99,465
Fund accounting fees	91,851
Trustees’ fees	80,092
Audit and tax fees	60,568
Shareholder reports	45,612
Commitment fees (Note 8)	30,892
Insurance	29,577
Custody fees	25,200
Interest expense	804
Miscellaneous expenses	25,070
Total Expenses	15,512,643
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(362,675)
Net Expenses	15,149,968
Net Investment Income	69,751,748

Realized and Unrealized Loss on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(2,906,918)
Futures contracts	(20,073,148)
Net Realized Loss	(22,980,066)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(39,225,441)
Futures contracts	(2,716,185)
Change in Net Unrealized Appreciation (Depreciation)	(41,941,626)
Net Loss on Investments and Futures Contracts	(64,921,692)
Increase in Net Assets From Operations	$4,830,056

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	49

Statements of changes in net assets

For the Years Ended March 31,	2020	2019

Operations:
Net investment income	$69,751,748	$78,503,006
Net realized loss	(22,980,066)	(9,666,134)
Change in net unrealized appreciation (depreciation)	(41,941,626)	21,676,916
Increase in Net Assets From Operations	4,830,056	90,513,788

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(69,270,830)	(78,356,082)
Decrease in Net Assets From Distributions to Shareholders	(69,270,830)	(78,356,082)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	793,340,994	972,831,433
Reinvestment of distributions	65,786,081	74,360,362
Cost of shares repurchased	(807,791,767)	(1,286,585,684)
Increase (Decrease) in Net Assets From Fund Share Transactions	51,335,308	(239,393,889)
Decrease in Net Assets	(13,105,466)	(227,236,183)

Net Assets:
Beginning of year	2,369,713,549	2,596,949,732
End of year	$2,356,608,083	$2,369,713,549

See Notes to Financial Statements.

50	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class A Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$6.35	$6.31	$6.38	$6.61	$6.63

Income (loss) from operations:
Net investment income	0.18	0.20	0.20	0.20	0.21
Net realized and unrealized gain (loss)	(0.14)	0.04	(0.07)	(0.23)	(0.02)
Total income (loss) from operations	0.04	0.24	0.13	(0.03)	0.19

Less distributions from:
Net investment income	(0.18)	(0.20)	(0.20)	(0.20)	(0.21)
Total distributions	(0.18)	(0.20)	(0.20)	(0.20)	(0.21)

Net asset value, end of year	$6.21	$6.35	$6.31	$6.38	$6.61
Total return[2]	0.54%	3.88%	2.09%	(0.43)%	2.88%

Net assets, end of year (millions)	$632	$515	$585	$638	$1,331

Ratios to average net assets:
Gross expenses	0.65%	0.76%	0.75%	0.75%	0.74%
Net expenses	0.65 [3,4]	0.76 [3]	0.75 [3]	0.75 [3]	0.74
Net investment income	2.78	3.18	3.19	3.12	3.17

Portfolio turnover rate	32%	22%	15%	17%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	51

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class C Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$6.36	$6.32	$6.38	$6.62	$6.64

Income (loss) from operations:
Net investment income	0.14	0.16	0.17	0.17	0.17
Net realized and unrealized gain (loss)	(0.14)	0.04	(0.06)	(0.24)	(0.02)
Total income (loss) from operations	0.00 [2]	0.20	0.11	(0.07)	0.15

Less distributions from:
Net investment income	(0.14)	(0.16)	(0.17)	(0.17)	(0.17)
Total distributions	(0.14)	(0.16)	(0.17)	(0.17)	(0.17)

Net asset value, end of year	$6.22	$6.36	$6.32	$6.38	$6.62
Total return[3]	(0.04)%	3.27%	1.50%	(0.99)%	2.29%

Net assets, end of year (millions)	$228	$433	$520	$648	$714

Ratios to average net assets:
Gross expenses	1.25%	1.34%	1.33%	1.32%	1.32%
Net expenses	1.25 [4,5]	1.34	1.33 [4]	1.32 [4]	1.32
Net investment income	2.23	2.60	2.61	2.55	2.59

Portfolio turnover rate	32%	22%	15%	17%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

52	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class I Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$6.35	$6.31	$6.38	$6.61	$6.62

Income (loss) from operations:
Net investment income	0.19	0.21	0.21	0.21	0.22
Net realized and unrealized gain (loss)	(0.14)	0.04	(0.07)	(0.23)	(0.01)
Total income (loss) from operations	0.05	0.25	0.14	(0.02)	0.21

Less distributions from:
Net investment income	(0.19)	(0.21)	(0.21)	(0.21)	(0.22)
Total distributions	(0.19)	(0.21)	(0.21)	(0.21)	(0.22)

Net asset value, end of year	$6.21	$6.35	$6.31	$6.38	$6.61
Total return[2]	0.70%	4.04%	2.24%	(0.28)%	3.18%

Net assets, end of year (millions)	$1,251	$1,222	$1,492	$1,344	$632

Ratios to average net assets:
Gross expenses	0.52%	0.61%	0.62%	0.64%	0.65%
Net expenses[3,4]	0.49	0.60	0.60	0.60	0.60
Net investment income	2.95	3.33	3.34	3.28	3.31

Portfolio turnover rate	32%	22%	15%	17%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.43%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	53

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class IS Shares[1]	2020	2019[2]

Net asset value, beginning of year	$6.36	$6.26

Income (loss) from operations:
Net investment income	0.19	0.11
Net realized and unrealized gain (loss)	(0.15)	0.11
Total income from operations	0.04	0.22

Less distributions from:
Net investment income	(0.19)	(0.12)
Total distributions	(0.19)	(0.12)

Net asset value, end of year	$6.21	$6.36
Total return[3]	0.61%	3.48%

Net assets, end of year (millions)	$245	$200

Ratios to average net assets:
Gross expenses	0.43%	0.53%[4]
Net expenses[5]	0.43 [6]	0.53 [4]
Net investment income	3.00	3.42 [4]

Portfolio turnover rate	32%	22%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period ended September 18, 2018 (inception date) to March 31, 2019.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	For the year ended March 31, 2019.

See Notes to Financial Statements.

54	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	55

Notes to financial statements (cont’d)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

56	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,297,723,006	—	$2,297,723,006
Collateralized Mortgage Obligations	—	10,971,937	—	10,971,937
Statutory Trust Certificates	—	—	$379,046	379,046
Total Long-Term Investments	—	2,308,694,943	379,046	2,309,073,989
Short-Term Investments†	—	32,015,000	—	32,015,000
Total Investments	—	$2,340,709,943	$379,046	$2,341,088,989

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$3,974,866	—	—	$3,974,866

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	57

Notes to financial statements (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

58	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	59

Notes to financial statements (cont’d)

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, effective August 13, 2019, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

Prior to August 13, 2019, the Fund paid an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, effective August 13, 2019, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

Prior to August 13, 2019, as a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class IS shares did not exceed 0.60% and 0.55%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

During the year ended March 31, 2020, fees waived and/or expenses reimbursed amounted to $362,675.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

60	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $250,000 in the aggregate effective September 13, 2019 ($500,000 prior to September 13, 2019). These purchases do not incur an initial sales charge.

For the year ended March 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$33,916
CDSCs	6,942

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended March 31, 2020, such purchase and sale transactions (excluding accrued interest) were $363,145,000 and $287,985,919, respectively, with a realized gain of $166,014.

3. Investments

During the year ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$775,767,206	—
Sales	792,325,286	$1,570,905

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	61

Notes to financial statements (cont’d)

At March 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,285,846,620	$81,576,523	$(26,334,154)	$55,242,369
Futures contracts	—	—	(3,974,866)	(3,974,866)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2020.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$3,974,866

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(20,073,148)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(2,716,185)

During the year ended March 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$36,864,820

62	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended March 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$960,346	$475,585
Class C	2,174,770	166,156
Class I	—	1,137,226
Class IS	—	3,019
Total	$3,135,116	$1,781,986

For the year ended March 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$4,336
Class C	1,640
Class I	355,011
Class IS	1,688
Total	$362,675

6. Distributions to shareholders by class

	Year Ended March 31, 2020	Year Ended March 31, 2019
Net Investment Income:
Class A	$17,703,445	$17,220,254
Class C	6,421,783	12,014,555
Class I	37,999,014	45,716,581
Class IS	7,146,588	3,404,692
Total	$69,270,830	$78,356,082

7. Shares of beneficial interest

At March 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	63

Notes to financial statements (cont’d)

Transactions in shares of each class were as follows:

	Year Ended March 31, 2020		Year Ended March 31, 2019
	Shares	Amount	Shares		Amount
Class A
Shares sold	37,595,729	$241,159,034	17,120,750		$107,269,804
Shares issued on reinvestment	2,583,088	16,656,666	2,509,673		15,761,374
Shares repurchased	(19,335,022)	(123,560,244)	(31,274,147)		(195,853,749)
Net increase (decrease)	20,843,795	$134,255,456	(11,643,724)		$(72,822,571)

Class C
Shares sold	8,263,727	$53,490,956	7,344,300		$46,038,728
Shares issued on reinvestment	983,715	6,345,991	1,883,792		11,845,983
Shares repurchased	(40,465,528)	(259,614,163)	(23,520,343)		(147,785,898)
Net decrease	(31,218,086)	$(199,777,216)	(14,292,251)		$(89,901,187)

Class I
Shares sold	60,885,713	$391,394,661	93,206,996		$585,569,738
Shares issued on reinvestment	5,560,019	35,844,591	6,901,982		43,349,135
Shares repurchased	(57,248,296)	(363,275,794)	(144,111,222)		(902,881,949)
Net increase (decrease)	9,197,436	$63,963,458	(44,002,244)		$(273,963,076)

Class IS
Shares sold	16,695,706	$107,296,343	37,367,734	[1]	$233,953,163	[1]
Shares issued on reinvestment	1,075,593	6,938,833	542,761	[1]	3,403,870	[1]
Shares repurchased	(9,824,623)	(61,341,566)	(6,408,702)	[1]	(40,064,088)	[1]
Net increase	7,946,676	$52,893,610	31,501,793	[1]	$197,292,945	[1]

[1]	For the period ended September 18, 2018 (inception date) to March 31, 2019.

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. Prior to November 18, 2019, the Fund paid a commitment fee of 0.10% and an upfront fee of 0.05%. For the year ended March 31, 2020, the Fund incurred a commitment fee in the amount of $30,892. The Fund did not utilize the Redemption Facility during the year ended March 31, 2020.

64	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2020	2019
Distributions paid from:
Tax-exempt income	$68,173,603	$77,915,660
Ordinary income	1,097,227	440,422
Total distributions paid	$69,270,830	$78,356,082

As of March 31, 2020, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$2,524,673
Undistributed ordinary income — net	648,432
Total undistributed earnings	$3,173,105
Deferred capital losses*	(104,249,688)
Other book/tax temporary differences(a)	3,959,293
Unrealized appreciation (depreciation)(b)	51,267,503
Total distributable earnings (loss) — net	$(45,849,787)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on certain futures contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax accretion methods for market discount on fixed income securities and book tax differences in the treatment of partnership investments.

10. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

*  *  *

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	65

Notes to financial statements (cont’d)

global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

11. Subsequent event

Effective April 1, 2020, LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

66	Western Asset Intermediate-Term Municipals Fund 2020 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Intermediate-Term Municipals Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Intermediate-Term Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of March 31, 2020, the related statement of operations for the year ended March 31, 2020, the statement of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods ended March 31, 2020, March 31, 2019 and March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2020 and the financial highlights for each of the periods ended March 31, 2020, March 31, 2019 and March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended March 31, 2017 and the financial highlights for each of the periods ended on or prior to March 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated May 19, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

May 19, 2020

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

Western Asset Intermediate-Term Municipals Fund 2020 Annual Report	67

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Intermediate-Term Municipals Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent

68	Western Asset Intermediate-Term Municipals Fund

legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

Western Asset Intermediate-Term Municipals Fund	69

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as intermediate municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended June 30, 2019 was below the median, its performance for the 3-year period ended June 30, 2019 was approximately equivalent to the median, and its performance for the 5-and 10-year periods ended June 30, 2019 was above the median. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

70	Western Asset Intermediate-Term Municipals Fund

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board noted that the Contractual Management Fee had been reduced as of August 13, 2019. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of intermediate municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the limitation on the Fund’s total operating expenses had been lowered as of August 13, 2019. In addition, the Board considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

Western Asset Intermediate-Term Municipals Fund	71

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board also noted that the Contractual Management Fee had been reduced as of August 13, 2019.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

72	Western Asset Intermediate-Term Municipals Fund

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld	Abstained
Robert Abeles, Jr.	11,997,108,647	276,409,003	434,312
Jane F. Dasher	11,994,622,783	279,066,222	262,958
Anita L. DeFrantz	11,977,500,738	296,188,267	262,958
Avedick B. Poladian	12,008,511,650	265,038,045	402,268
Susan B. Kerley	11,991,288,921	282,260,773	402,268
William E.B. Siart	11,976,672,918	296,844,732	434,312
Jaynie Miller Studenmund	12,005,543,214	267,996,794	411,955
Ronald L. Olson	11,995,459,439	278,154,565	337,959
Peter J. Taylor	12,000,052,983	273,487,025	411,955
Jane E. Trust	12,008,224,324	265,464,680	262,958

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

Western Asset Intermediate-Term Municipals Fund	73

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Intermediate-Term Municipals Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Previously, two different boards, the Legg Mason Partners Fixed Income Funds Board and the Western Asset Funds Board, oversaw substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC†. A joint proxy statement was mailed to solicit shareholder approval for the election of a unified board. On December 3, 2019, a joint special meeting of shareholders of the funds was held to elect the unified board members. During this meeting, shareholders approved these nominees for Board membership -- resulting in one Board overseeing these funds effective January 1, 2020.

Information pertaining to the Trustees and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees††

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

74	Western Asset Intermediate-Term Municipals Fund

Independent Trustees†† (cont’d)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	None

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson*

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Western Asset Intermediate-Term Municipals Fund	75

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees†† (cont’d)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (since 2014); and Public Storage (since 2010)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Great Public Schools Now (since 2015); Chairman of Excellent Education Development (since 2000); formerly, Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2018)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

76	Western Asset Intermediate-Term Municipals Fund

Independent Trustees†† (cont’d)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 145 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee[3]	144
Other Trusteeships held by Trustee during the past five years	None

Western Asset Intermediate-Term Municipals Fund	77

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director of Global Compliance at Legg Mason, Inc. (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr
Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey
Legg Mason
100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Fund	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

78	Western Asset Intermediate-Term Municipals Fund

Additional Officers (cont’d)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1954
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962

Position(s) with Fund	Assistant Secretary

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during the past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Christopher Berarducci** Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1974

Position(s) with Fund	Treasurer and Principal Financial Officer

Term of office[1] and length of time served[2]	Since 2019

Principal occupation(s) during the past five years	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Western Asset Intermediate-Term Municipals Fund	79

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†

Western Asset Management Company, LLC (“Western Asset”) is a subadviser to LMPFA with respect to the funds. Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore” and, collectively with Western Asset, Western Asset London and Western Asset Japan, the “subadvisers”), also serve as subadvisers to certain of the funds.

††	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective March 6, 2020, Mr. Larson became a Trustee.

**	Effective September 23, 2019, Mr. Berarducci became Treasurer and Principal Financial Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are a part of the Legg Mason fund complex. Additionally, effective April 24, 2020, each board member serves as a Trustee of Western Asset Inflation- Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

80	Western Asset Intermediate-Term Municipals Fund

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended March 31, 2020:

Record date:	Daily	Daily	Daily
Payable date:	April 2019 - September 2019	10/31/2019	November 2019 - March 2019
Tax-exempt interest	100.00%	81.66%	100.00%
Ordinary income*	—	18.34%	—

The following information is applicable to non-U.S. resident shareholders:

*

All of the ordinary income distributions paid by the Fund represent Qualified Net Interest Income and Qualified Short-Term Gain eligible for exemptions from U.S. withholding tax for nonresident aliens and foreign corporations.

Western Asset Intermediate-Term Municipals Fund	81

(This page intentionally left blank.)

Western Asset

Intermediate-Term Municipals Fund

Trustees*

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson**

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*

During a December 3, 2019 special meeting of shareholders, a new group of board members was elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

**	Effective March 6, 2020, Mr. Larson became a Trustee.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD2305 5/20 SR20-3862

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2019 and March 31, 2020 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $57,849 in March 31, 2019 and $154,621 in March 31, 2020.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2019 and $0 in March 31, 2020.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in March 31, 2019 and $0 in March 31, 2020. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in March 31, 2019 and $0 in March 31, 2020.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Income Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for March 31, 2019 and March 31, 2020; Tax Fees were 100% and 100% for March 31, 2019 and March 31, 2020; and Other Fees were 100% and 100% for March 31, 2019 and March 31, 2020.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $678,000 in March 31, 2019 and $457,301 in March 31, 2020.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson**

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

*

During a December 3, 2019 special meeting of shareholders, a new group of board members was elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

**	Effective March 6, 2020, Mr. Larson became a Trustee.

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 21, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: May 21, 2020